Share Capital (Summary of Share Repurchases) (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Share Repurchases [Line Items]
Average price per share	$ 50.82	$ 47.31	$ 74.73
Shares repurchased	$ 96	$ 190	$ 1,000
Increase Decrease In Number Of Shares Outstanding	1,887,537	3,944,903	13,378,189
Number of Common Shares [Member]
Disclosure of Share Repurchases [Line Items]
Increase Decrease In Number Of Shares Outstanding		(3,944,903)	(13,378,189)
Issued capital [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		$ 110	$ 374
Additional paid-in capital [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		20	26
Accumulated other comprehensive income [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		0	0
Retained earnings [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		$ 60	$ 600
Prior Year Minus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of Share Repurchases [Line Items]
Increase Decrease In Number Of Shares Outstanding			55,111,110
Prior Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of Share Repurchases [Line Items]
Increase Decrease In Number Of Shares Outstanding		5,375,397
Current Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of Share Repurchases [Line Items]
Increase Decrease In Number Of Shares Outstanding	3,944,903
Equity Attributable To Owners Of Parent [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		$ 190	$ 1,000
Noncontrolling Interests [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		$ 0	$ 0
Current Year Plus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of Share Repurchases [Line Items]
Increase Decrease In Number Of Shares Outstanding	0